Interest expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Interest expense
Interest on long-term debt, excluding lease liabilities	$ 94	$ 104	$ 25
Interest on lease liabilities	31	24	14
Amortization of financing fees and other	3	3	2
Interest accretion on provisions	10	13	0
Total	138	144	41
Foreign exchange
Total	$ (4)	$ 0	$ (7)